Summary of Significant Accounting Policies (Details 2) - USD ($)	Dec. 31, 2015	Jun. 30, 2015	Jun. 30, 2014
Indefinite-lived Intangible Assets [Line Items]
Patents, net	$ 593,382	$ 628,776	$ 699,563
Patents [Member]
Indefinite-lived Intangible Assets [Line Items]
Patents	880,000	880,000	880,000
Less accumulated armortization	(287,000)	(251,000)	(180,000)
Patents, net	$ 593,000	$ 629,000	$ 700,000